Investments - Summary of Available For Sale Securities Continuous Unrealized Loss Position Fair Value (Detail) $ in Thousands	Dec. 31, 2022 USD ($)
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 121,583
Gross Unrealized Holding Loss	(314)
Fair Value as	121,269
United States Treasury Securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	58,514
Gross Unrealized Holding Loss	(304)
Fair Value as	58,210
Corporate Bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	3,581
Gross Unrealized Holding Loss	(10)
Fair Value as	3,571
Commercial Papers
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	23,142
Gross Unrealized Holding Loss	0
Fair Value as	23,142
Money Market Funds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	36,346
Gross Unrealized Holding Loss	0
Fair Value as	$ 36,346